UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08657

Pioneer Equity Income Fund
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Equity Income Fund

NQ | January 31, 2018

Ticker Symbols: Class A PEQIX Class C PCEQX Class K PEQKX Class R PQIRX Class Y PYEQX

Shares		Value
	UNAFFILIATED ISSUERS - 98.3%
	COMMON STOCKS - 98.3% of Net Assets
	AUTOMOBILES & COMPONENTS - 1.2%
	Auto Parts & Equipment - 1.2%
524,451	BorgWarner, Inc.	$29,505,613
	Total Automobiles & Components	$29,505,613
	BANKS - 7.7%
	Diversified Banks - 3.7%
1,792,514	Bank of America Corp.	$57,360,448
577,045	US Bancorp	32,972,351
		$90,332,799
	Regional Banks - 4.0%
537,708	BB&T Corp.	$29,676,105
110,310	M&T Bank Corp.	21,044,942
301,100	PNC Financial Services Group, Inc.	47,579,822
		$98,300,869
	Total Banks	$188,633,668
	CAPITAL GOODS - 2.9%
	Aerospace & Defense - 1.6%
181,404	Raytheon Co.	$37,902,552
	Construction Machinery & Heavy Trucks - 0.3%
200,000	Komatsu, Ltd. (A.D.R.)	$7,880,000
	Trading Companies & Distributors - 1.0%
203,000	Fastenal Co.	$11,156,880
184,056	Ferguson Plc	14,183,490
		$25,340,370
	Total Capital Goods	$71,122,922
	COMMERCIAL SERVICES & SUPPLIES - 0.9%
	Human Resource & Employment Services - 0.3%
95,096	Randstad Holding NV	$6,712,914
	Office Services & Supplies - 0.6%
192,664	MSA Safety, Inc.	$15,087,518
	Total Commercial Services & Supplies	$21,800,432
	CONSUMER DURABLES & APPAREL - 2.6%
	Apparel, Accessories & Luxury Goods - 2.2%
203,000	Carter's, Inc.	$24,420,900
365,828	VF Corp.	29,683,284
		$54,104,184
	Leisure Products - 0.4%
87,599	Hasbro, Inc.	$8,284,238
	Total Consumer Durables & Apparel	$62,388,422
	CONSUMER SERVICES - 3.5%
	Hotels, Resorts & Cruise Lines - 1.4%
471,029	InterContinental Hotels Group Plc	$31,463,470
48,482	InterContinental Hotels Group Plc (A.D.R.)	3,251,688
		$34,715,158
	Leisure Facilities - 1.7%
592,187	Cedar Fair LP	$40,150,279
	Restaurants - 0.4%
48,921	Cracker Barrel Old Country Store, Inc.	$8,633,578
	Total Consumer Services	$83,499,015
	DIVERSIFIED FINANCIALS - 9.7%
	Asset Management & Custody Banks - 8.1%
736,696	Bank of New York Mellon Corp.	$41,770,663
768,888	Invesco, Ltd.	27,779,923
224,045	Northern Trust Corp.	23,612,103
524,080	State Street Corp.	57,737,894
412,259	T Rowe Price Group, Inc.	46,020,472
		$196,921,055
	Investment Banking & Brokerage - 1.6%
705,333	Morgan Stanley	$39,886,581
	Total Diversified Financials	$236,807,636
	ENERGY - 7.7%
	Integrated Oil & Gas - 5.3%
203,143	Chevron Corp.	$25,463,975
846,668	Exxon Mobil Corp.	73,914,116
410,047	Occidental Petroleum Corp.	30,741,224
		$130,119,315
	Oil & Gas Drilling - 0.3%
108,731	Helmerich & Payne, Inc.	$7,831,894
	Oil & Gas Equipment & Services - 0.3%
140,193	Halliburton Co.	$7,528,364
Shares		Value
	Oil & Gas Refining & Marketing - 1.3%
301,939	Phillips 66	$30,918,554
	Oil & Gas Storage & Transportation - 0.5%
336,860	Enbridge, Inc.	$12,339,182
	Total Energy	$188,737,309
	FOOD & STAPLES RETAILING - 2.5%
	Food Retail - 0.8%
650,000	Kroger Co.	$19,734,000
	Hypermarkets & Super Centers - 1.7%
377,837	Wal-Mart Stores, Inc.	$40,277,424
	Total Food & Staples Retailing	$60,011,424
	FOOD, BEVERAGE & TOBACCO - 9.6%
	Packaged Foods & Meats - 8.0%
38,000	Calavo Growers, Inc.	$3,306,000
2,000	Chocoladefabriken Lindt & Spruengli AG	12,522,823
520,559	General Mills, Inc.	30,447,496
130,000	Hershey Co.	14,342,900
100,000	JM Smucker Co.	12,689,000
115,712	John B Sanfilippo & Son, Inc.	7,245,885
356,185	Kellogg Co.	24,259,760
230,856	Lamb Weston Holdings, Inc.	13,528,162
100,000	McCormick & Co., Inc.	10,877,000
777,100	Mondelez International, Inc., Class A	34,503,240
518,396	Pinnacle Foods, Inc.	32,109,448
		$195,831,714
	Soft Drinks - 1.6%
323,400	Dr. Pepper Snapple Group, Inc.	$38,597,790
	Total Food, Beverage & Tobacco	$234,429,504
	HEALTH CARE EQUIPMENT & SERVICES - 1.4%
	Health Care Distributors - 0.2%
214,229	Owens & Minor, Inc.	$4,511,663
	Health Care Equipment - 1.2%
183,321	Abbott Laboratories	$11,395,233
1,026,557	Smith & Nephew Plc	18,467,087
		$29,862,320
	Total Health Care Equipment & Services	$34,373,983
	HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
	Household Products - 1.6%
124,210	Clorox Co.	$17,599,315
260,789	Procter & Gamble Co.	22,516,522
	Total Household & Personal Products	$40,115,837
	INSURANCE - 5.3%
	Life & Health Insurance - 2.9%
422,218	Lincoln National Corp.	$34,959,651
822,335	Sun Life Financial, Inc.	35,664,669
		$70,624,320
	Multi-line Insurance - 1.4%
581,659	Hartford Financial Services Group, Inc.	$34,178,283
	Property & Casualty Insurance - 1.0%
154,989	Chubb, Ltd.	$24,201,532
	Total Insurance	$129,004,135
	MATERIALS - 10.2%
	Aluminum - 1.2%
268,057	Kaiser Aluminum Corp.	$29,550,604
	Diversified Chemicals - 0.7%
245,351	DowDuPont, Inc.	$18,543,629
	Diversified Metals & Mining - 2.5%
233,747	BHP Billiton, Ltd. (A.D.R.)	$11,458,278
237,600	Compass Minerals International, Inc.	17,321,040
274,951	Materion Corp.	13,665,065
366,433	Southern Copper Corp.	17,790,322
		$60,234,705
	Paper Packaging - 0.7%
263,668	International Paper Co.	$16,574,170
	Specialty Chemicals - 2.7%
247,351	Celanese Corp., Class A	$26,753,484
4,755	Givaudan SA	11,439,373
213,557	HB Fuller Co.	11,072,930
189,317	Johnson Matthey Plc	9,285,802
57,347	PPG Industries, Inc.	6,808,809
		$65,360,398
Shares		Value
	Steel - 2.4%
480,156	Nucor Corp.	$32,151,246
313,345	Reliance Steel & Aluminum Co.	27,445,888
		$59,597,134
	Total Materials	$249,860,640
	MEDIA - 1.7%
	Advertising - 0.1%
31,912	Omnicom Group, Inc.	$2,446,055
	Broadcasting - 0.7%
276,500	CBS Corp., Class B	$15,929,165
	Publishing - 0.9%
114,100	John Wiley & Sons, Inc., Class A	$7,233,940
229,887	Meredith Corp.	15,204,726
		$22,438,666
	Total Media	$40,813,886
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
	Pharmaceuticals - 7.0%
956,064	AstraZeneca Plc (A.D.R.)	$33,519,604
361,065	GlaxoSmithKline Plc (A.D.R.)	13,543,548
116,000	Johnson & Johnson	16,030,040
596,197	Merck & Co., Inc.	35,324,672
100,000	Novartis AG (A.D.R.)	9,006,000
1,113,963	Pfizer, Inc.	41,261,190
293,513	Zoetis, Inc., Class A	22,521,252
	Total Pharmaceuticals, Biotechnology & Life Sciences	$171,206,306
	REAL ESTATE - 2.5%
	Office REITs - 2.1%
194,430	Alexandria Real Estate Equities, Inc.	$25,217,571
256,388	SL Green Realty Corp.	25,772,122
		$50,989,693
	Residential REIT - 0.4%
128,333	Camden Property Trust	$11,108,504
	Total Real Estate	$62,098,197
	RETAILING - 3.0%
	Department Stores - 1.6%
800,541	Nordstrom, Inc.	$39,474,677
	Distributors - 0.8%
189,331	Genuine Parts Co.	$19,703,677
	General Merchandise Stores - 0.6%
200,000	Target Corp.	$15,044,000
	Total Retailing	$74,222,354
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.3%
	Semiconductor Equipment - 1.1%
81,814	Cabot Microelectronics Corp.	$8,336,028
170,000	KLA-Tencor Corp.	18,666,000
		$27,002,028
	Semiconductors - 4.2%
523,502	Microchip Technology, Inc.	$49,847,861
227,502	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	10,308,116
169,424	Texas Instruments, Inc.	18,580,730
314,271	Xilinx, Inc.	22,948,068
		$101,684,775
	Total Semiconductors & Semiconductor Equipment	$128,686,803
	SOFTWARE & SERVICES - 1.7%
	IT Consulting & Other Services - 1.3%
143,613	Amdocs, Ltd.	$9,823,129
60,000	International Business Machines Corp.	9,822,000
200,000	Leidos Holdings, Inc.	13,320,000
		$32,965,129
	Systems Software - 0.4%
179,300	Oracle Corp.	$9,250,087
	Total Software & Services	$42,215,216
	TECHNOLOGY HARDWARE & EQUIPMENT - 3.3%
	Communications Equipment - 1.3%
765,989	Cisco Systems, Inc.	$31,819,183
	Computer Hardware Storage & Peripherals - 1.2%
1,229,723	HP, Inc.	$28,677,140
	Electronic Manufacturing Services - 0.8%
205,277	TE Connectivity, Ltd.	$21,047,051
	Total Technology Hardware & Equipment	$81,543,374
Shares		Value
	TELECOMMUNICATION SERVICES - 0.8%
	Integrated Telecommunication Services - 0.8%
423,664	BCE, Inc.	$19,806,292
	Total Telecommunication Services	$19,806,292
	UTILITIES - 6.2%
	Electric Utilities - 1.6%
750,138	Alliant Energy Corp.	$29,817,985
143,139	Eversource Energy	9,030,640
		$38,848,625
	Gas Utilities - 0.9%
418,425	National Fuel Gas Co.	$23,327,194
	Multi-Utilities - 3.7%
344,126	Ameren Corp.	$19,487,855
224,141	Consolidated Edison, Inc.	18,011,971
1,000,585	NiSource, Inc.	24,694,438
423,294	WEC Energy Group, Inc.	27,217,804
		$89,412,068
	Total Utilities	$151,587,887
	TOTAL COMMON STOCKS
	(Cost $1,772,675,572)	$2,402,470,855
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.3%
	(Cost $1,772,675,572)	$2,402,470,855
		Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 1.6%
	COMMON STOCK -1.6% of Net Assets
	CAPITAL GOODS - 1.6%
	Industrial Machinery - 1.6%
1,363,363^	Gorman-Rupp Co.	$170,420	$–	$(5,058,077)	$38,542,272
	Total Capital Goods				$38,542,272
	TOTAL COMMON STOCK
	(Cost$6,956,764)				$38,542,272
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 1.6%
	(Cost$6,956,764)				$38,542,272
	OTHER ASSETS AND LIABILITIES - 0.1%				$2,490,821
	NET ASSETS - 100.0%				$2,443,503,948
(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
^	Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2018, in valuing the Fund's investments.
	Level 1	Level 2	Level 3	Total
Common Stocks	$2,441,013,127	$–	$–	$2,441,013,127
Total Investments in Securities	$2,441,013,127	$–	$–	$2,441,013,127
During the three months ended January 31, 2018, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Equity Income Fund

By (Signature and Title)* /s/ Lisa M.Jones
          Lisa M.Jones, President and Chief Executive Officer

Date April 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
          Lisa M.Jones, President and Chief Executive Officer

Date April 2, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                     Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date April 2, 2018

* Print the name and title of each signing officer under his or her signature.